Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2023
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements
Note 18 — Restatement of previously issued Financial Statements

The Company identified material misstatements in its previously issued consolidated financial statements as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 as below, and as a result the Company has restated the previously issued consolidated financial statements as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 in accordance with ASC 250 Accounting Changes and Error Corrections, to reflect the effects of the restatement adjustments and to make certain corresponding disclosures
.

The categories of adjustments and their impacts on previously issued financial statements are described below and identified in the Restatement Reconciliation Tables in the column entitled "Reference":

a.
The Company failed to record the correct income tax expense, taxes payable and retained earnings due to
improper identification of non-deductible expenses which were not detected because of not performing a reconciliation between the financial statements and tax returns. Such failure has resulted in the misstatements of “Taxes payable”, “Retained earnings” and “Accumulated other comprehensive loss” as of December 31, 2023 and 2022, and misstatements of “Income tax expense”, “Net income attributable to Tungray Technologies Inc”, and “Foreign currency translation adjustment” for the years ended December 31, 2023, 2022 and 2021. The impact to the accumulated other comprehensive loss and foreign currency translation adjustment was a result of the foreign currency translation difference to the misstatement.

b.
The Company failed to take the purchase option into consideration for the finance lease and used the incorrect useful life for the assets amortization. Such failure has resulted in the misstatements of “Property and equipment, net”, “Retained earnings” and “Accumulated other comprehensive loss” as of December 31, 2023 and 2022, and misstatement of “Cost of revenue”, “Net income attributable to Tungray Technologies Inc” and “Foreign currency translation adjustment” for the years ended December 31, 2023, 2022 and 2021.
The impact to the accumulated other comprehensive loss and foreign currency translation adjustment was a result of the foreign currency translation difference to the misstatement.

In the following tables, the Company presented a reconciliation of consolidated balance sheets, statements of income and comprehensive income, and cash flows as previously issued for these prior periods to the restated and revised amounts.

Summary of Restatements – Consolidated Balance Sheets:

	As of
	December 31, 2023
	As previously reported	Adjustments	Reference	As restated
ASSETS

CURRENT ASSETS
Cash	$10,802,405	$-		$10,802,405
Accounts and notes receivable, net	3,574,739	-		3,574,739
Accounts receivable – related parties	319,589	-		319,589
Inventories, net	2,283,809	-		2,283,809
Prepayments, net	259,950	-		259,950
Prepayments – related parties	1,048,745	-		1,048,745
Other receivables and other current assets, net	215,651	-		215,651
Other receivables – related parties	23,816	-		23,816
Total current assets	18,528,704	-		18,528,704

PROPERTY AND EQUIPMENT, NET	6,145,199	181,170	b	6,326,369

OTHER ASSETS
Prepaid expenses and deposits	23,163	-		23,163
Long-term investment	211,271	-		211,271
Operating right-of-use assets	712,261	-		712,261
Intangible assets	55,842	-		55,842
Deferred tax assets	-	-		-
Deferred initial public offering (“IPO”) costs	1,192,734	-		1,192,734
Total non-current assets	2,195,271	-		2,195,271

Total assets	26,869,174	181,170	b	27,050,344

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	1,048,271	-		1,048,271
Accounts payable – related parties	498,923	-		498,923
Contract liabilities	4,010,832	-		4,010,832
Accrued expenses and other payables	1,289,941	-		1,289,941
Other payables – related parties	670,866	-		670,866
Current portion of banking facilities	140,162	-		140,162
Short-term loans – banks	-	-		-
Current portion of long-term loan – third party	-	-		-
Current portion of operating lease liabilities	46,232	-		46,232
Current portion of operating lease liabilities – related party	123,094	-		123,094
Current portion of finance lease liabilities	-	-		-
Taxes payable	519,543	686,598	a	1,206,141
Total current liabilities	8,347,864	686,598	a	9,034,462

OTHER LIABILITIES
Banking facilities	1,951,389	-		1,951,389
Operating lease liabilities	10,603	-		10,603
Operating lease liabilities - related party	339,450	-		339,450
Total other liabilities	2,301,442	-		2,301,442

Total liabilities	10,649,306	686,598	a	11,335,904

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS' EQUITY
Class A ordinary shares, $0.0001 par value; 400,000,000 shares authorized;10,440,000 shares issued and outstanding	1,044	-		1,044
Class B ordinary shares, $0.0001 par value; 100,000,000 shares authorized; 4,560,000 shares issued and outstanding	456	-		456
Additional paid-in capital	332,574	-		332,574
Retained earnings	15,964,848	(434,286)	a, b	15,530,562
Statutory reserves	248,761	-		248,761
Accumulated other comprehensive loss	(213,302)	(71,142)	a, b	(284,444)
Total Tungray Technologies Inc shareholders' equity	16,334,381	(505,428)	a, b	15,828,953

NONCONTROLLING INTERESTS	(114,513)	-		(114,513)

TOTAL EQUITY	16,219,868	(505,428)	a, b	15,714,440

Total liabilities and shareholders’ equity	$26,869,174	$181,170	a, b	$27,050,344

	As of
	December 31, 2022
	As previously reported	Adjustments	Reference	As restated
ASSETS

CURRENT ASSETS
Cash	$13,130,296	$-		$13,130,296
Accounts and notes receivable, net	2,420,150	-		2,420,150
Accounts receivable - related parties	104,743	-		104,743
Inventories, net	1,404,669	-		1,404,669
Prepayments, net	539,383	-		539,383
Prepayments - related parties	48,115	-		48,115
Other receivables and other current assets, net	188,402	-		188,402
Other receivables - related parties	23,827	-		23,827
Total current assets	17,859,585	-		17,859,585

PROPERTY AND EQUIPMENT, NET	6,237,759	212,345	b	6,450,104

OTHER ASSETS
Prepaid expenses and deposits	22,707	-		22,707
Long-term investment	217,480	-		217,480
Operating right-of-use assets	674,325	-		674,325
Intangible assets	33,944	-		33,944
Deferred tax assets	75,126	-		75,126
Deferred initial public offering (“IPO”) costs	699,559	-		699,559
Total non-current assets	1,723,141	-		1,723,141

Total assets	25,820,485	212,345	b	26,032,830

LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES
Accounts payable	1,100,647	-		1,100,647
Accounts payable - related parties	110,347	-		110,347
Contract liabilities	1,848,128	-		1,848,128
Accrued expenses and other payables	993,036	-		993,036
Other payables - related parties	1,865,532	-		1,865,532
Current portion of banking facilities	170,093	-		170,093
Short-term loans - banks	453,807	-		453,807
Current portion of long-term loan - third party	209,609	-		209,609
Current portion of operating lease liabilities	-	-		-
Current portion of operating lease liabilities - related party	73,166	-		73,166
Current portion of finance lease liabilities	-	-		-
Taxes payable	859,613	642,023	a	1,501,636
Total current liabilities	7,683,978	642,023	a	8,326,001

OTHER LIABILITIES
Banking facilities	2,373,136	-		2,373,136
Operating lease liabilities	-	-		-
Operating lease liabilities - related party	490,013	-		490,013
Total other liabilities	2,863,149	-		2,863,149

Total liabilities	10,547,127	642,023	a	11,189,150

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS' EQUITY
Class A ordinary shares, $0.0001 par value; 400,000,000 shares authorized;10,440,000 shares issued and outstanding	1,044	-		1,044
Class B ordinary shares, $0.0001 par value; 100,000,000 shares authorized; 4,560,000 shares issued and outstanding	456	-		456
Additional paid-in capital	332,574	-		332,574
Retained earnings	15,057,763	(375,400)	a, b	14,682,363
Statutory reserves	240,424	-		240,424
Accumulated other comprehensive loss	(344,468)	(54,278)	a, b	(398,746)
Total Tungray Technologies Inc shareholders' equity	15,287,793	(429,678)	a, b	14,858,115

NONCONTROLLING INTERESTS	(14,435)	-		(14,435)

TOTAL EQUITY	15,273,358	(429,678)	a, b	14,843,680

Total liabilities and shareholders' equity	$25,820,485	$212,345	a, b	$26,032,830

Summary of Restatements - Consolidated Statements of Income and Comprehensive Income:

	For the year ended December 31,
	2023
	As previously reported	Adjustments	Reference	As restated
Revenue - products	$14,042,956	$-		$14,042,956
Revenue - related party	319,546	-		319,546
Total revenues	14,362,502	-		14,362,502

Cost of revenue - products	7,353,291	25,180	b	7,378,471
Cost of revenue - related party	273,122	-		273,122
Total cost of revenues	7,626,413	25,180	b	7,651,593

Gross profit	6,736,089	(25,180)	b	6,710,909

Operating expenses:
Selling expenses	421,869	-		421,869
General and administrative expenses	4,397,603	-		4,397,603
Research and development expenses	791,762	-		791,762
Total operating expenses	5,611,234	-		5,611,234

Income from operations	1,124,855	(25,180)	b	1,099,675

Other income (expenses)
Other income, net	336,576	-		336,576
Lease income – related party	19,126	-		19,126
Financial expenses, net	(160,735)	-		(160,735)
Total other income, net	194,967	-		194,967

Income before income taxes	1,319,822	(25,180)	b	1,294,642

Income tax expense	(504,175)	(33,706)	a	(537,881)

Net income	815,647	(58,886)	a, b	756,761

Less: net loss attributable to noncontrolling interests	(99,775)	-		(99,775)

Net income attributable to Tungray Technologies Inc	$915,422	$(58,886)	a, b	$856,536

Net income	$815,647	$(58,886)	a, b	$756,761

Foreign currency translation adjustment	130,863	(16,864)	a, b	113,999

Comprehensive income	946,510	(75,750)	a, b	870,760

Less: comprehensive loss attributable to noncontrolling interests	(100,078)	-		(100,078)

Total comprehensive income attributable to Tungray Technologies Inc	$1,046,588	$(75,750)	a, b	$970,838

Weighted average number of common shares outstanding - basic and diluted	15,000,000	-		15,000,000

Earnings per common share - basic and diluted	$0.06	$(0.00)	a, b	$0.06

	For the year ended December 31,
	2022
	As previously reported	Adjustments	Reference	As restated
Revenue - products	$16,267,211	$-		$16,267,211
Revenue - related party	67,189	-		67,189
Total revenues	16,334,400	-		16,334,400

Cost of revenue - products	7,096,094	(70,239)	b	7,025,855
Cost of revenue - related party	41,566	-		41,566
Total cost of revenues	7,137,660	(70,239)	b	7,067,421

Gross profit	9,196,740	70,239	b	9,266,979

Operating expenses:
Selling expenses	614,049	-		614,049
General and administrative expenses	4,540,771	-		4,540,771
Research and development expenses	829,211	-		829,211
Total operating expenses	5,984,031	-		5,984,031

Income from operations	3,212,709	70,239	b	3,282,948

Other income (expenses)
Other income, net	197,290	-		197,290
Lease income - related party	25,129	-		25,129
Financial expenses, net	(35,699)	-		(35,699)
Total other income, net	186,720	-		186,720

Income before income taxes	3,399,429	70,239	b	3,469,668

Income tax expense	(517,282)	(111,252)	a	(628,534)

Net income	2,882,147	(41,013)	a, b	2,841,134

Less: net loss attributable to noncontrolling interests	(10,333)	-		(10,333)

Net income attributable to Tungray Technologies Inc	$2,892,480	$(41,013)	a, b	$2,851,467

Net income	$2,882,147	$(41,013)	a, b	$2,841,134

Foreign currency translation adjustment	(412,491)	(21,334)	a, b	(433,825)

Comprehensive income	2,469,656	(62,347)	a, b	2,407,309

Less: comprehensive loss attributable to noncontrolling interests	(13,265)	-		(13,265)

Total comprehensive income attributable to Tungray Technologies Inc	$2,482,921	$(62,347)	a, b	$2,420,574

Weighted average number of common shares outstanding - basic and diluted	15,000,000	-		15,000,000

Earnings per common share - basic and diluted	$0.19	$(0.00)	a, b	$0.19

	For the year ended December 31,
	2021
	As previously reported	Adjustments	Reference	As restated
Revenue – products	$17,320,585	$-		$17,320,585
Revenue - related party	147,531	-		147,531
Total revenues	17,468,116	-		17,468,116

Cost of revenue – products	8,332,081	(190,431)	b	8,141,650
Cost of revenue - related party	67,866	-		67,866
Total cost of revenues	8,399,947	(190,431)	b	8,209,516

Gross profit	9,068,169	190,431	b	9,258,600

Operating expenses:
Selling expenses	390,653	-		390,653
General and administrative expenses	3,318,365	-		3,318,365
Research and development expenses	669,358	-		669,358
Total operating expenses	4,378,376	-		4,378,376

Income from operations	4,689,793	190,431	b	4,880,224

Other income (expenses)
Other income, net	289,126	-		289,126
Lease income - related party	26,212	-		26,212
Financial expenses, net	(189,966)	-		(189,966)
Total other income, net	125,372	-		125,372

Income before income taxes	4,815,165	190,431	b	5,005,596

Income tax expense	(706,720)	(2,309)	a	(709,029)

Net income	4,108,445	188,122	a, b	4,296,567

Less: net loss attributable to noncontrolling interests	(1,279)	-		(1,279)

Net income attributable to Tungray Technologies Inc	$4,109,724	$188,122	a, b	$4,297,846

Net income	$4,108,445	$188,122	a, b	$4,296,567

Foreign currency translation adjustment	195,067	(22,462)	a, b	172,605

Comprehensive income	4,303,512	165,660	a, b	4,469,172

Less: comprehensive loss attributable to noncontrolling interests	(1,170)	-		(1,170)

Total comprehensive income attributable to Tungray Technologies Inc	$4,304,682	$165,660	a, b	$4,470,342

Weighted average number of common shares outstanding – basic and diluted	15,000,000	-		15,000,000

Earnings per common share – basic and diluted	$0.27	$0.02	a, b	$0.29

Summary of Restatements - Consolidated Statements of Cash Flows:

	For the year ended December 31,
	2023
	As previously reported	Adjustments	Reference	As restated
Cash flows from operating activities:
Net income	$815,647	$(58,886)	a, b	$756,761
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	218,148	29,998	b	248,146
Amortization expense	15,118	-		15,118
Provision for credit losses	190,983	-		190,983
Impairment of inventories	6,713	-		6,713
Deferred tax benefits	74,616	-		74,616
Amortization of operating lease right-of-use assets	154,455	-		154,455
Amortization of finance lease right-of-use assets	-	-		-
Loss from disposal of property and equipment	-	-		-
Changes in operating assets and liabilities
Accounts and notes receivable	(1,371,684)	-		(1,371,684)
Accounts receivable - related parties	(218,421)	-		(218,421)
Prepayments	275,082	-		275,082
Prepayments - related parties	(1,004,692)	-		(1,004,692)
Inventories	(909,054)	-		(909,054)
Other receivables and other current assets	(52,168)	-		(52,168)
Prepaid expenses and deposits	(1,107)	-		(1,107)
Operating lease receivable - related party	-	-		-
Accounts payable	(25,698)	-		(25,698)
Accounts payable - related party	392,777	-		392,777
Contract liabilities	2,146,876	-		2,146,876
Accrued expenses and other payables	307,405	-		307,405
Operating lease liabilities	(34,652)	-		(34,652)
Operating lease liabilities - related parties	(204,940)	-		(204,940)
Taxes payable	(324,383)	28,888	a	(295,495)
Net cash provided by operating activities	451,021	-		451,021

Cash flows from investing activities:
Purchases of property, plant and equipment	(43,254)	-		(43,254)
Deposit for long-term investment	-	-		-
Purchase of intangible assets	(37,993)	-		(37,993)
Loans to related parties	(677,765)	-		(677,765)
Repayments from related parties	677,267	-		677,267
Net cash used in investing activities	(81,745)	-		(81,745)

Cash flows from financing activities:
Borrowings from related parties	1,587,015	-		1,587,015
Repayments to related parties	(1,511,509)	-		(1,511,509)
Repayments from loans receivable - related parties	-	-		-
Proceeds from bank loan	282,450	-		282,450
Repayments to bank loan	(1,218,164)	-		(1,218,164)
Proceeds from third party loan	-	-		-
Repayments to third party loan	(194,226)	-		(194,226)
Repayments to related party loans	-	-		-
Repayments of finance lease liabilities	-	-		-
Distribute dividends to shareholders	(1,275,902)	-		(1,275,902)
Deferred IPO costs	(474,972)	-		(474,972)
Net cash used in financing activities	(2,805,308)	-		(2,805,308)

Effect of exchange rate change on cash	108,141	-		108,141

Net change in cash	(2,327,891)	-		(2,327,891)

Cash - beginning of the year	13,130,296	-		13,130,296

Cash - end of the year	$10,802,405	$-		$10,802,405

Supplemental disclosure of cash flow information:
Interest paid	$91,276	$-		$91,276
Income tax paid	$664,259	$-		$664,259

Supplemental non-cash information:
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	$-	$-		$-
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$391,309	$-		$391,309
Other receivables - related party offset with other payables - related party upon execution of offset agreement	$381,710	$-		$381,710
Dividends declared to offset with loans receivable - related parties upon execution of offset agreement	$-	$-		$-

	For the year ended December 31,
	2022
	As previously reported	Adjustments	Reference	As restated
Cash flows from operating activities:
Net income	$2,882,147	$(41,013)	a, b	$2,841,134
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	128,517	45,923	b	174,440
Amortization expense	12,086	-		12,086
Provision for credit losses	22,837	-		22,837
Impairment of inventories	42,544	-		42,544
Deferred tax benefits	(14,816)	-		(14,816)
Amortization of operating lease right-of-use assets	120,053	-		120,053
Amortization of finance lease right-of-use assets	97,801	(85,505)	b	12,296
Loss from disposal of property and equipment	3,310	-		3,310
Changes in operating assets and liabilities
Accounts and notes receivable	651,386	-		651,386
Accounts receivable - related parties	60,552	-		60,552
Prepayments	221,842	-		221,842
Prepayments - related parties	(3,117)	-		(3,117)
Inventories	300,042	-		300,042
Other receivables and other current assets	275,108	-		275,108
Prepaid expenses and deposits	(23,274)	-		(23,274)
Operating lease receivable - related party	104,540	-		104,540
Accounts payable	(386,154)	-		(386,154)
Accounts payable - related party	57,673	-		57,673
Contract liabilities	(702,924)	-		(702,924)
Accrued expenses and other payables	(226,528)	-		(226,528)
Operating lease liabilities	-	-		-
Operating lease liabilities - related parties	(155,005)	-		(155,005)
Taxes payable	169,447	80,595	a	250,042
Net cash provided by operating activities	3,638,067	-		3,638,067

Cash flows from investing activities:
Purchases of property, plant and equipment	(145,699)	-		(145,699)
Deposit for long-term investment	(222,916)	-		(222,916)
Purchase of intangible assets	-	-		-
Loans to related parties	(1,655,820)	-		(1,655,820)
Repayments from related parties	1,920,315	-		1,920,315
Net cash used in investing activities	(104,120)	-		(104,120)

Cash flows from financing activities:
Borrowings from related parties	250,166	-		250,166
Repayments to related parties	(1,956,190)	-		(1,956,190)
Repayments from loans receivable - related parties	3,812,241	-		3,812,241
Proceeds from bank loan	762,372	-		762,372
Repayments to bank loan	(1,264,754)	-		(1,264,754)
Proceeds from third party loan	-	-		-
Repayments to third party loan	(195,317)	-		(195,317)
Repayments to related party loans	(435,193)	-		(435,193)
Repayments of finance lease liabilities	(36,097)	-		(36,097)
Distribute dividends to shareholders	(1,654,389)	-		(1,654,389)
Deferred IPO costs	(680,125)	-		(680,125)
Net cash used in financing activities	(1,397,286)	-		(1,397,286)

Effect of exchange rate change on cash	(342,913)	-		(342,913)

Net change in cash	1,793,748	-		1,793,748

Cash - beginning of the year	11,336,548	-		11,336,548

Cash - end of the year	$13,130,296	$-		$13,130,296

Supplemental disclosure of cash flow information:
Interest paid	$155,054	$-		$155,054
Income tax paid	$390,936	$-		$390,936

Supplemental non-cash information:
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	$-	$-		$-
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$119,662	$-		$119,662
Other receivables - related party offset with other payables - related party upon execution of offset agreement	$-	$-		$-
Dividends declared to offset with loans receivable - related parties upon execution of offset agreement	$951,209	$-		$951,209

	For the year ended December 31,
	2021
	As previously reported	Adjustments	Reference	As restated
Cash flows from operating activities:
Net income	$4,108,445	$188,122	a, b	$4,296,567
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	207,760	-		207,760
Amortization expense	15,706	-		15,706
Provision for credit losses	128,554	-		128,554
Impairment of inventories	95,136	-		95,136
Deferred tax benefits	(31,896)	-		(31,896)
Amortization of operating lease right-of-use assets	119,242	-		119,242
Amortization of finance lease right-of-use assets	210,303	(191,390)	b	18,913
Loss from disposal of property and equipment	-	-		-
Changes in operating assets and liabilities
Accounts and notes receivable	(867,626)	-		(867,626)
Accounts receivable - related parties	(134,833)	-		(134,833)
Prepayments	4,628	-		4,628
Prepayments - related parties	(44,822)	-		(44,822)
Inventories	(513,851)	-		(513,851)
Other receivables and other current assets	(250,722)	-		(250,722)
Prepaid expenses and deposits	-	-		-
Operating lease receivable - related party	(27,262)	-		(27,262)
Accounts payable	554,798	-		554,798
Accounts payable - related party	(149,969)	-		(149,969)
Contract liabilities	1,608,032	-		1,608,032
Accrued expenses and other payables	518,108	-		518,108
Operating lease liabilities	-	-		-
Operating lease liabilities - related parties	(95,283)	-		(95,283)
Taxes payable	531,878	3,268	a	535,146
Net cash provided by operating activities	5,986,326	-		5,986,326

Cash flows from investing activities:
Purchases of property, plant and equipment	(206,345)	-		(206,345)
Deposit for long-term investment	-	-		-
Purchase of intangible assets	-	-		-
Loans to related parties	(1,146,420)	-		(1,146,420)
Repayments from related parties	339,170	-		339,170
Net cash used in investing activities	(1,013,595)	-		(1,013,595)

Cash flows from financing activities:
Borrowings from related parties	129,697	-		129,697
Repayments to related parties	(397,350)	-		(397,350)
Repayments from loans receivable - related parties	-	-		-
Proceeds from bank loan	601,476	-		601,476
Repayments to bank loan	(500,430)	-		(500,430)
Proceeds from third party loan	427,854	-		427,854
Repayments to third party loan	-	-		-
Repayments to related party loans	-	-		-
Repayments of finance lease liabilities	(274,668)	-		(274,668)
Distribute dividends to shareholders	-	-		-
Deferred IPO costs	-	-		-
Net cash used in financing activities	(13,421)	-		(13,421)

Effect of exchange rate change on cash	280,880	-		280,880

Net change in cash	5,240,190	-		5,240,190

Cash - beginning of the year	6,096,358	-		6,096,358

Cash - end of the year	$11,336,548	$-		$11,336,548

Supplemental disclosure of cash flow information:
Interest paid	$193,387	$-		$193,387
Income tax paid	$268,077	$-		$268,077

Supplemental non-cash information:
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	$312,322	$-		$312,322
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$-	$-		$-
Other receivables - related party offset with other payables - related party upon execution of offset agreement	$2,362,044	$-		$2,362,044
Dividends declared to offset with loans receivable - related parties upon execution of offset agreement	$-	$-		$-